Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share were as follows:

	Three and Nine Months Ended September 30,
	2021	2020
Preferred shares issued and outstanding	1,000	9,355,778
Common share purchase warrants	19,512,039	2,901,182
Options and RSUs outstanding	71,728	101,175